5. GROUP STRUCTURE (Details 6) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenue	$ 110,080	$ 82,008	$ 51,262
Interest income	3,751	2,333	1,744
Interest expense	11,944	8,750	8,154
Profit before income tax	8,447	15,157	1,870
Income tax	658	(985)	(1,603)
Profit (loss) for the year	10,808	14,249	3,625
Other comprehensive loss	193	(431)	120
Total comprehensive income (loss) of the year	11,001	13,818	3,745
Income of the year attributable to non-controlling interest	2,373	3,450	750
Comprehensive income of the year attributable to non-controlling interest	2,527	3,230	868
Edenor
Disclosure of subsidiaries [line items]
Revenue	55,954	39,603	25,827
Depreciation	(2,561)	(2,148)	(2,147)
Interest income	672	454	385
Interest expense	(4,968)	(2,567)	(2,589)
Profit before income tax	6,175	5,591	388
Income tax	(1,877)	(510)	(147)
Profit (loss) for the year	4,298	5,081	241
Other comprehensive loss	(47)	(14)	(7)
Total comprehensive income (loss) of the year	4,251	5,067	234
Income of the year attributable to non-controlling interest	2,073	2,462	117
Other comprehensive income of the year attributable to non-controlling interest	(22)	(7)	(3)
Comprehensive income of the year attributable to non-controlling interest	$ 2,051	$ 2,455	$ 114